Derivative Liabilities - Assumption Model (Details) - Year	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	3.33%	3.96%
Expected life (years)	5.0	5.0
Expected volatility (%)	45.80%	45.60%
Dividend yield (%)	0.00%	0.00%
Derivative Liability
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	292.00%	367.00%
Expected life (years)	2.28	3.29
Expected volatility (%)	3597.00%	4280.00%
Dividend yield (%)	0.00%	0.00%